UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3-31-2006

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX               5-12-2006
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          131

Form 13F Information Table Value Total:  $   255,207
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY    DISCRETION      OTHER        VOTING
                                                                                                            MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              00206R102     1,495,826     55,319 SHRS    SOLE            N/A         SOLE
A T & T Corp                        COM              00206R102      (467,792)   (17,300)CALL    SOLE            N/A         SOLE
Aegon Nv                            COM              007924103       393,462     21,349 SHRS    SOLE            N/A         SOLE
Alcatel Alsthom ADR                 COM              013904305       261,800     17,000 SHRS    SOLE            N/A         SOLE
American Standard Cos               COM              029712106     3,751,648     87,533 SHRS    SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     4,976,375    116,352 SHRS    SOLE            N/A         SOLE
Apollo Group Inc                    COM              037604105     2,642,828     50,330 SHRS    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100       212,370      3,386 SHRS    SOLE            N/A         SOLE
Applied Materials Inc               COM              038222105       217,585     12,426 SHRS    SOLE            N/A         SOLE
Aquila Inc                          COM              03840P102        89,775     22,500 SHRS    SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105     4,202,202     72,778 SHRS    SOLE            N/A         SOLE
Avaya Inc                           COM              053499109       188,461     16,678 SHRS    SOLE            N/A         SOLE
Bank of America Corp                COM              060505104       213,099      4,679 SHRS    SOLE            N/A         SOLE
Bellsouth Corp.                     COM              079860102       464,137     13,395 SHRS    SOLE            N/A         SOLE
Bellsouth Corp.                     COM              079860102      (405,405)   (11,700)CALL    SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108       542,100          6 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207     6,463,752      2,146 SHRS    SOLE            N/A         SOLE
BHP Billiton Ltd                    COM              088606108       239,100      6,000 SHRS    SOLE            N/A         SOLE
BHP Billiton Ltd                    COM              088606108      (239,100)    (6,000)CALL    SOLE            N/A         SOLE
Blackrock Ehncd Div Inc             COM              09251A104       293,580     21,000 SHRS    SOLE            N/A         SOLE
Bp Amoco Plc Adr                    COM              055622104       863,736     12,529 SHRS    SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T104     3,862,512     46,352 SHRS    SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T104    (2,724,891)   (32,700)CALL    SOLE            N/A         SOLE
Capitalsource Inc                   COM              14055X102     1,203,446     48,370 SHRS    SOLE            N/A         SOLE
CenterPoint Energy Inc              COM              15189T107       326,994     27,409 SHRS    SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102     6,888,142    106,102 SHRS    SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105       287,808     16,723 SHRS    SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100       635,199     10,957 SHRS    SOLE            N/A         SOLE
Cintas Corp                         COM              172908105       793,158     18,610 SHRS    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102     4,684,166    216,159 SHRS    SOLE            N/A         SOLE
Citigroup                           COM              172967101       314,080      6,650 SHRS    SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     3,936,746     94,023 SHRS    SOLE            N/A         SOLE
Comcast Corp A                      COM              20030N101     3,244,285    124,017 SHRS    SOLE            N/A         SOLE
Commerce Bancorp Inc                COM              200519106     2,847,705     77,700 SHRS    SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103       981,076     18,341 SHRS    SOLE            N/A         SOLE
Conocophillips                      COM              20825C104       548,767      8,690 SHRS    SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     5,390,580     99,531 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     2,876,274     96,649 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101      (624,960)   (21,000)CALL    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101       684,480     23,000 PUT     SOLE            N/A         SOLE
Dollar General Stores               COM              256669102     3,825,343    216,488 SHRS    SOLE            N/A         SOLE
DuPont                              COM              263534109       392,185      9,291 SHRS    SOLE            N/A         SOLE
Durect Corp                         COM              266605104       122,748     19,300 SHRS    SOLE            N/A         SOLE
Dynegy Inc Cl A                     COM              26816Q101       192,912     40,190 SHRS    SOLE            N/A         SOLE
E M C Corp Mass                     COM              268648102       452,516     33,200 SHRS    SOLE            N/A         SOLE
E M C Corp Mass                     COM              268648102       408,900     30,000 CALL    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     5,195,574     85,369 SHRS    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107     1,563,120     43,994 SHRS    SOLE            N/A         SOLE
First Data Corporation              COM              319963104     4,434,931     94,723 SHRS    SOLE            N/A         SOLE
Ford Motor Company                  COM              345370860       153,692     19,308 SHRS    SOLE            N/A         SOLE
Gannett Co                          COM              364730101       623,947     10,413 SHRS    SOLE            N/A         SOLE
General Electric Corp               COM              369604103     6,031,705    173,425 SHRS    SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105       656,354     14,975 SHRS    SOLE            N/A         SOLE
Global Imaging Sys Inc              COM              37934A100       645,660     17,000 SHRS    SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     5,421,569    169,530 SHRS    SOLE            N/A         SOLE
Home Depot Inc                      COM              437076102       260,102      6,149 SHRS    SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702     6,326,239    124,190 SHRS    SOLE            N/A         SOLE
Integrated Device Tech              COM              458118106       231,816     15,600 SHRS    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100     2,709,204    139,219 SHRS    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100      (319,144)   (16,400)CALL    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100       227,682     11,700 PUT     SOLE            N/A         SOLE
Intergraph Corp                     COM              458683109       846,573     20,321 SHRS    SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     1,745,606     60,759 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       775,781      9,407 SHRS    SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       165,083     31,089 SHRS    SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      COM              464287440       276,311      3,387 SHRS    SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622       255,191      3,610 SHRS    SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103       481,500     50,000 SHRS    SOLE            N/A         SOLE
J.P. Morgan Chase & Co.             COM              46625H100       324,494      7,793 SHRS    SOLE            N/A         SOLE
Jacuzzi Brands Inc                  COM              469865109     1,598,758    162,641 SHRS    SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105     6,011,016    259,431 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     7,060,036    119,217 SHRS    SOLE            N/A         SOLE
Kerr-Mc Gee Corporation             COM              492386107       367,805      3,852 SHRS    SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107       914,489    299,833 SHRS    SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107         44225      14500 CALL    SOLE            N/A         SOLE
Lyondell Chemical Co                COM              552078107       540,609     27,166 SHRS    SOLE            N/A         SOLE
Magellan Midstream Partners         COM              559080106       861,063     26,196 SHRS    SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       217,250     12,500 SHRS    SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     4,455,688     13,195 SHRS    SOLE            N/A         SOLE
McDonalds Corp                      COM              580135101     2,053,757     59,772 SHRS    SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107     4,271,154    121,236 SHRS    SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107       387,530     11,000 CALL    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104     5,304,418    194,944 SHRS    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104      (625,830)   (23,000)CALL    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104       231,285      8,500 PUT     SOLE            N/A         SOLE
Motorola Inc                        COM              620076109       475,463     20,754 SHRS    SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102       204,870      3,000 SHRS    SOLE            N/A         SOLE
Oracle Corporation                  COM              68389X105       201,243     14,700 SHRS    SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107        22,000     10,000 SHRS    SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108     3,287,399     46,643 SHRS    SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     4,360,341    203,469 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103     1,829,942     73,433 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103      (276,612)   (11,100)CALL    SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     7,272,266    164,345 SHRS    SOLE            N/A         SOLE
Questar Corporation                 COM              748356102       280,200      4,000 SHRS    SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104     2,058,722     53,252 SHRS    SOLE            N/A         SOLE
Regions Financial Corp              COM              7591EP100     8,385,548    238,429 SHRS    SOLE            N/A         SOLE
Reliant Energy Inc                  COM              75952B105       110,847     10,477 SHRS    SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104       423,913     16,100 SHRS    SOLE            N/A         SOLE
Servicemaster Company               COM              81760N109     3,912,778    298,230 SHRS    SOLE            N/A         SOLE
Sonoran Energy Inc                  COM              83568V101         6,600     15,000 SHRS    SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108       374,847     20,836 SHRS    SOLE            N/A         SOLE
Sprint Nextel Corp                  COM              852061100       402,784     15,588 SHRS    SOLE            N/A         SOLE
Steak N Shake Company               COM              857873103     3,823,320    181,200 SHRS    SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107       624,975     19,500 SHRS    SOLE            N/A         SOLE
Teva Pharmaceutical Industries      COM              881624209       205,900      5,000 SHRS    SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103    14,561,818    240,731 SHRS    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104     1,765,643     54,378 SHRS    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104      (340,935)   (10,500)CALL    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104       340,935     10,500 PUT     SOLE            N/A         SOLE
Tidel Technolgies Inc               COM              886368109         3,120     12,000 SHRS    SOLE            N/A         SOLE
Time Warner Inc                     COM              887317105     4,113,225    244,981 SHRS    SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       432,576      5,387 SHRS    SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     2,599,404     96,704 SHRS    SOLE            N/A         SOLE
Tyler Technologies Inc              COM              902252105       110,000     10,000 SHRS    SOLE            N/A         SOLE
UnitedHealth Group Inc              COM              91324P102     1,006,374     18,016 SHRS    SOLE            N/A         SOLE
Van Kampen Tr Inv Grd Munis         COM              920929106       151,303     10,237 SHRS    SOLE            N/A         SOLE
Verizon Communications              COM              92343V104       466,486     13,696 SHRS    SOLE            N/A         SOLE
Verizon Communications              COM              92343V104      (405,314)   (11,900)CALL    SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     9,673,165    172,581 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     6,131,323    129,791 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     8,177,244    173,100 CALL    SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106     5,951,943    213,408 SHRS    SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106    (3,528,085)   126,500)CALL    SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106     3,528,085    126,500 PUT     SOLE            N/A         SOLE
Washington Mutual Inc               COM              939322103       241,706      5,671 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    14,068,773    220,272 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    (2,452,608)   (38,400)CALL    SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101     3,410,658     53,400 PUT     SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     3,396,966     37,137 SHRS    SOLE            N/A         SOLE
Xto Energy Inc                      COM              98385X106     3,139,950     72,067 SHRS    SOLE            N/A         SOLE